UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR
ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:	333-206582-07

Central Index Key Number of the issuing entity:	0001702746

Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33
(Exact name of issuing entity as specified in its charter)
Commission File Number of the depositor:	333-206582

Central Index Key Number of the depositor:	0001547361

Morgan Stanley Capital I Inc.
(Exact name of depositor as specified in its charter)
Morgan Stanley Mortgage Capital Holdings LLC
(Central Index Key Number 0001541557)
Bank of America, National Association
(Central Index Key Number 0001102113)

KeyBank National Association
(Central Index Key Number 0001089877)
(Exact name of sponsor as specified in its charter)

Tejal P Wadhwani, (212) 762-5609
(Name and telephone number, including area code, of the person to contact in connection with this filing)

 INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Morgan Stanley Capital I Inc.
(Depositor)

Date: April 26, 2017	/s/ George Kok

By: George Kok, Chief Executive Officer &
President

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document